Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	March 31, 2022	December 31, 2021
Prepaid research and development costs	$6,388	$6,143
Other prepaid expense and current assets	3,586	2,049

Total prepaid expenses and other current assets	$9,974	$8,192

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31,
	2021	2020
Prepaid research and development costs	$6,143	$1,551
Other prepaid expense and current assets	2,049	1,210

Total prepaid expenses and other current assets	$8,192	$2,761